Note 6 - Investment in Juanicipio - Investment Relating to Interests in Juancipio Property and Minera Juancipio (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Interest earned, advances to Minera Juanicipio (see Note 14) (1)		$ (174)	$ (637)
Cash contributions to Minera Juanicipio		73,524	63,712
Total for the year		72,828	63,713
Income from equity accounted Investment in Juanicipio (2)	[1]	15,686	2,214
Balance, beginning of year		202,570	136,643
Balance, end of year		291,084	202,570
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Juanicipio Project oversight expenditures incurred 100% by MAG		620	568
Interest earned, advances to Minera Juanicipio (see Note 14) (1)	[2]	(1,316)	$ (567)
Cash contributions to Minera Juanicipio		$ 106,035

[1]	Represents the Company’s 44% share of the Juanicipio Entities’s net income for the year, as determined by the Company.
[2]	A portion of the Investment in Juanicipio is in the form of interest bearing shareholder loans. The interest accrued within the Juanicipio Entities was capitalized to ‘Mineral interests, plant and equipment’ and the interest recorded by the Company on the loan totaling $1,377 for the year ended December 31, 2021 (December 31, 2020: $567) was credited to the Investment in Juanicipio account as an eliminating related party entry (see Note 14).